DERIVATIVE FINANCIAL INSTRUMENTS - Fair Value Adjustments Relating to Swaps (Detail) (USD $) In Millions, unless otherwise specified		12 Months Ended					1 Months Ended					1 Months Ended
	Jan. 01, 2011	Dec. 28, 2013 Fair Value Hedges	Dec. 29, 2012 Fair Value Hedges	Dec. 28, 2013 Fair Value Hedges Interest expenses	Dec. 29, 2012 Fair Value Hedges Interest expenses	Aug. 31, 2012 Notes 4 Point 75 Percent Due 2014 [Member]	Jul. 31, 2012 Notes 4 Point 75 Percent Due 2014 [Member] Interest Rate Risk [Member] Fair Value Hedges	Jan. 31, 2012 Notes 4 Point 75 Percent Due 2014 [Member] Interest Rate Risk [Member] Fair Value Hedges	Dec. 31, 2010 Notes 4 Point 75 Percent Due 2014 [Member] Interest Rate Risk [Member] Fair Value Hedges	Dec. 28, 2013 Notes 5 Point 75 Percent Due 2016 [Member]	Dec. 29, 2012 Notes 5 Point 75 Percent Due 2016 [Member]	Dec. 31, 2013 Notes 5 Point 75 Percent Due 2016 [Member] Interest Rate Risk [Member] Fair Value Hedges	Dec. 28, 2013 Notes 5 Point 75 Percent Due 2016 [Member] Interest Rate Risk [Member] Fair Value Hedges	Jan. 31, 2012 Notes 5 Point 75 Percent Due 2016 [Member] Interest Rate Risk [Member] Fair Value Hedges	Dec. 31, 2010 Notes 5 Point 75 Percent Due 2016 [Member] Interest Rate Risk [Member] Fair Value Hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative, Loss on Derivative		$ 31.4	$ 35.1
Long-term debt, interest rate	4.25%					4.75%	4.75%	4.75%	4.75%	5.75%	5.75%		5.75%	5.75%	5.75%
Unrealized Gain (Loss) on Derivatives							11.1					8.1
Gain/(Loss) on Swaps				(141.0)	(27.2)
Gain /(Loss) on Borrowings				(141.0)	(27.2)
Interest Expense, Debt		$ 44.7	$ 31.4